Description of Plan	12 Months Ended
Dec. 31, 2025
EBP 001 [Member]
EBP, Description of Plan [Line Items]
Description of Plan

1.	Description of Plan

The following brief description of the UMH Properties, Inc. 401(k) Plan (the “Plan”) is provided for general information purposes only. Participants should refer to the Plan document for more complete information.

General

The Plan is a defined contribution profit sharing plan available to all full-time employees of UMH Properties, Inc. (“UMH”) (the “Plan Sponsor”). The Plan is a qualified salary deferral plan under the provisions of the Internal Revenue Code (“IRC”) sections 401(a) and 401(k). The Plan is subject to the applicable regulations of the Employee Retirement Income Security Act of 1974 (“ERISA”) and the IRC.

Assets Held for Investment

All Plan assets are held with Principal Trust Company (“Principal”), the trustee, and record-keeper over all of the Plan’s assets. Among other duties, Principal is responsible for the custody of the Plan assets and for the payment of benefits to eligible participants.

Eligibility

Substantially all full-time employees of the Plan Sponsor are eligible for Plan participation and may enter the Plan provided they are over 21 years of age.

An employee who has satisfied the eligibility requirements may enter the Plan at the beginning of each quarter, following the date which he or she satisfies such eligibility requirements.

Contributions

Eligible employees may contribute, on a pre-tax or after-tax basis (Roth), up to 100% of their eligible compensation up to the annual limit determined by the IRC. A participant may elect to increase, decrease or suspend deductions according to procedures established by the Plan. Participants who have attained age 50 before the end of the Plan year are eligible to make catch-up contributions.

The Plan includes an auto enrollment provision whereby all newly eligible employees are automatically enrolled in the Plan, unless they affirmatively elect not to participate, with a default rate set at 5% of their eligible compensation. Each year, the deferral percentage will increase by 1% until the participant reaches 10% of their eligible compensation.

Rollover contributions are comprised of distributions made to the participants from their former employers’ qualified retirement plans or traditional IRA’s and transferred to the Plan.

The Plan Sponsor provides a safe harbor contribution equal to 100% of the first 3% of eligible compensation plus 50% of the next 2% of eligible compensation. For the year ended December 31, 2025, safe harbor contributions totaled $1,278,597. During May 2026, the Plan Sponsor contributed $1,246,800 and used $31,797 from the forfeiture accounts.

In addition, during 2025 the Plan Sponsor utilized approximately $110,958 of available forfeitures toward certain prior-year employer contribution obligations, with the remaining amount of approximately $93,374 funded through cash contributions. The funding was completed in December 2025.

The Plan Sponsor may make a discretionary employer contribution each Plan year. The amount of the contribution and allocation formula is determined by the Plan Sponsor each year and allocated to employees accordingly. For the year ended December 31, 2025 there were no discretionary contributions.

Participant Accounts

A separate account is maintained for each participant, which is credited with the participant’s contribution and allocations of (a) the Plan Sponsor’s contributions and, (b) Plan earnings (losses), and (c) charged with an allocation of administrative expenses. Allocations are based on participant earnings or account balances, as defined. The benefit to which a participant is entitled is the benefit that can be provided from the participant’s vested account balance.

Investment Options

Upon enrollment in the Plan, a participant may direct contributions in any of the investment options offered by the Plan. There is no limit to how often a participant may change their investment options. Participants should refer to each fund’s prospectus for a more complete description of the risks associated with each fund.

Vesting

Participants are immediately vested in their contributions, employer safe harbor contributions, and the related earnings thereon. Employer matching contributions and the related earnings thereon are subject to a two-year cliff vesting schedule and become 100% vested upon completion of two years of vesting service. Employer discretionary contributions and the related earnings thereon vest based on years of vesting service as follows: 25% after 2 years of service, 50% after 3 years of service, 75% after 4 years of service and 100% after 5 years of service.

Forfeitures

Forfeitures of terminated participants’ non-vested accounts serve to reduce employer contributions, Plan expenses or reallocate amounts to participant’s accounts. As of December 31, 2025 and 2024, there were $90,446 and $183,067 in the forfeiture account, respectively. During 2025, the Plan Sponsor used $31,797 to fund the safe harbor contributions required for the year ended December 31, 2025. In addition, approximately $110,958 of available forfeitures was applied toward certain prior-year employer contribution obligations.

Payment of Benefits

Benefits are paid upon retirement (age 65), death, disability, or termination of employment. Upon termination of service, a participant may elect to receive either a lump-sum amount equal to the value of the participant’s vested interest in his or her account.

A participant may apply for a hardship withdrawal at any time. This withdrawal must be for an immediate financial need for which funds are not reasonably available from other resources. Hardships include post-secondary educational expenses for the participant or their dependents, medical expenses to the extent not otherwise reimbursed under the Plan Sponsor’s medical programs, expenses for the purchase of a principal residence or material alterations thereto, payments to prevent eviction from or foreclosure on a principal residence and burial or funeral expenses for the participant’s parent, spouse, children or dependents.

The Plan has an in-service withdrawal provision for employees who are age 59 ½ or older.

Notes Receivable from Participants

Participants may borrow from their fund accounts a minimum of $1,000 up to a maximum amount equal to the lesser of $50,000 or 50% of their account balance. These loans are secured by the balance in the participant’s account and bear interest as determined at the time of the loan origination. Only two loans may be outstanding by a participant at a time. Principal and interest is paid ratably through weekly payroll deductions over a period of time not to exceed five years. If the proceeds are used to construct or rehabilitate a participant’s principal residence, the Plan administrator may permit a longer repayment term. Principal and interest repaid is reinvested based on the participant’s present investment allocation selection.

The interest rate for all outstanding loans ranged from 4.25% to 9.50% at December 31, 2025 and 2024.

Plan Termination

Although it has not expressed any intent to do so, the Plan Sponsor has the right under the Plan to discontinue its contributions at any time and to terminate the Plan subject to the provisions of ERISA. In the event of Plan termination, participants would become 100% vested with the Plan Sponsor’s contributions.